Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Emerging Growth Company	true
Entity File Number	000-56363
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	77 City Centre Drive Suite 501
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5B 1M5
City Area Code	844
Local Phone Number	628-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
Trading Symbol	TSNDF
Security Exchange Name	NONE